Income Taxes Effective Income Tax Rate Reconciliation (Details 2) - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Income tax (provision) benefit, income tax reconciliation [Abstract]
U.S. federal income tax (provision) benefit at statutory rate	$ 98	$ (913)	$ (956)
Foreign tax rate differential	(300)	515	474
Change in valuation allowance	63	260	544
Change in unrecognized tax benefits	52	(118)	(152)
Tax credits	48	53	11
State taxes, net of federal benefit	3	19	(39)
Noncontrolling investment transactions	0	57	0
Other	17	(30)	(10)
Income tax (provision) benefit	$ (19)	$ (157)	$ (128)